INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
Investments In Associates And Other Companies
Schedule of investments in associates and other companies
Investments in associates and other, are shown in the following table:

	Ownership interest As of December 31			Investment value As of December 31,		Profit and loss As of December 31,
	2018%	2017%	2016%	2018 MCh$	2017 MCh$	2018 MCh$	2017 MCh$	2016 MCh$
Company
Redbanc S.A.	33.43	33.43	33.43	2,822	2,537	285	353	373
Transbank S.A.	25.00	25.00	25.00	17,651	14,534	3,118	2,024	1,302
Centro de Compensación Automatizado	33.33	33.33	33.33	1,894	1,589	305	236	248
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	1,233	1,087	223	235	195
Cámara de Compensación de Alto Valor S.A. (1,2,3)	15.00	15.00	14.93	945	909	58	66	98
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	3,680	3,098	582	317	230
Sociedad Nexus S.A.	12.90	12.90	12.90	2,279	1,911	368	442	247
Servicios de Infraestructura de Mercado OTC S.A.(1&2)	12.48	12.48	12.07	1,491	1,489	57	115	132
Subtotal				31,995	27,154	4,996	3,788	2,825
Shares or rights in other companies (*)
Bladex				-	136	19	25	26
Stock Exchanges				-	287	148	150	161
Others				8	8	(68)	-	-
Total				32,003	27,585	5,095	3,963	3,012

(1)	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies “Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA” and “ Servicios de Infraestructura de Mercado OTC S.A”, the Bank’s share in those companies increased to 14.84% and 11.93% respectively.

(2)	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies “Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA” and “ Market infrastructure services OTC S.A”, the Bank’s share in those companies increased to 14.93% and 12.07% respectively.

(3)	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies “Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA”, the Bank’s share increased to 15.00%.

Schedule of fair value of these equity investments	The fair value of these equity investments is as follows:
December 31, 2018
MCh$
Bladex	329
Stock exchange	154
Total	483

Schedule of financial information of associates

Summary of financial information of associates as of and for the years ended December 31, 2018, 2017 and 2016:

As of December 31,
	2018				2017				2016
				Net income				Net income				Net income
	Assets	Liabilities	Equity		Assets	Liabilities	Equity		Assets	Liabilities	Equity
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Centro de Compensación Automatizado S,A,	7,073	1,480	4,677	916	6,871	2,174	3,989	708	5,508	1,523	3,241	744
Redbanc S,A,	20,825	12,469	7,505	851	21,235	13,751	6,428	1,056	19,927	13,505	5,307	1,115
Transbank S,A,	904,558	835,200	56,888	12,470	822,487	765,683	48,709	8,095	710,475	660,957	44,309	5,209
Sociedad Interbancaria de Depósito de Valores S,A,	4,392	230	3,400	762	3,720	60	2,858	802	3,204	103	2,435	666
Sociedad Nexus S,A,	35	18	14	3	32,669	18,888	10,354	3,427	30,038	19,229	8,898	1,911
Servicios de Infraestructura de Mercado OTC S,A,	25,273	13,313	11,506	454	17,913	6,414	10,963	536	29,258	18,258	9,906	1,094
Administrador Financiero del Transantiago S,A,	55,818	37,419	15,490	2,909	51,304	35,814	13,907	1,583	54,253	40,345	12,758	1,150
Cámara de Compensación de Alto Valor S,A,	6,728	622	5,722	384	6,338	500	5,399	439	6,099	627	4,815	657
Total	1,024,702	900,751	105,202	18,749	962,537	843,284	102,607	16,646	858,762	754,547	91,669	12,546

Schedule of investments in other companies

Activity with respect to investments in other companies during 2018, 2017 and 2016 is as follows:

	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Opening balance as of January 1,	27,585	23,780	20,309
Acquisition of investments (*)	-	3	1,123
Sale of investments	-	-	-
Participation in income	5,095	3,963	3,012
Dividends received	(38)	(116)	(217)
Other equity adjustments	(639)	(45)	(447)

Total	32,003	27,585	23,780
(*)	See reference, part a) of this note.